Borrowings (Tables)	3 Months Ended
Mar. 31, 2023
Borrowings
Schedule of borrowings

	March 31,	December 31,
	2023	2022
	€1,000	€1,000
Innovation credit	3,907	3,907
Accrued interest on innovation credit	1,133	1,035
Convertible notes	1,067	1,369
Accrued interest on convertible notes	372	460

Total borrowings	6,479	6,771
Current portion	(2,576)	(2,500)
	3,903	4,271